Provisions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of changes in other provisions
Balance at beginning of the year	$ 1,639
Additions	1,581
Utilisation	(1,231)
Reversal of unutilised provisions	(51)
Unwinding of discount	4
Other	(14)
Balance at end of the year	1,928
New South Wales
Legislative liabilities
Actuarial assessment liability	20	$ 23
Victoria
Legislative liabilities
Actuarial assessment liability	9	9
South Australia
Legislative liabilities
Actuarial assessment liability	5	6
Queensland
Legislative liabilities
Actuarial assessment liability	2	2
Australian Capital Territory
Legislative liabilities
Actuarial assessment liability	1	1
Western Australia
Legislative liabilities
Actuarial assessment liability	2	2
Tasmania
Legislative liabilities
Actuarial assessment liability	1	$ 1
Long Service Leave
Reconciliation of changes in other provisions
Balance at beginning of the year	399
Additions	77
Utilisation	(43)
Reversal of unutilised provisions	(16)
Balance at end of the year	417
Annual Leave and Other Employee Benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	737
Additions	960
Utilisation	(977)
Reversal of unutilised provisions	(25)
Other	4
Balance at end of the year	699
Litigation and Non-Lending Losses
Reconciliation of changes in other provisions
Balance at beginning of the year	38
Additions	97
Utilisation	(79)
Reversal of unutilised provisions	(3)
Balance at end of the year	53
Provisions for Impairment on Credit Commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	253
Unwinding of discount	4
Other	(18)
Balance at end of the year	239
Leasehold Premises
Reconciliation of changes in other provisions
Balance at beginning of the year	26
Additions	4
Utilisation	(6)
Balance at end of the year	24
Restructuring Provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	5
Additions	29
Utilisation	(5)
Reversal of unutilised provisions	(2)
Balance at end of the year	27
Compliance, Regulation and Remediation Provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	181
Additions	414
Utilisation	(121)
Reversal of unutilised provisions	(5)
Balance at end of the year	469
Parent Entity
Reconciliation of changes in other provisions
Balance at beginning of the year	1,472
Additions	1,456
Utilisation	(1,117)
Reversal of unutilised provisions	(36)
Unwinding of discount	3
Other	(12)
Balance at end of the year	1,766
Parent Entity | Long Service Leave
Reconciliation of changes in other provisions
Balance at beginning of the year	367
Additions	72
Utilisation	(39)
Reversal of unutilised provisions	(16)
Other	2
Balance at end of the year	386
Parent Entity | Annual Leave and Other Employee Benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	644
Additions	888
Utilisation	(890)
Reversal of unutilised provisions	(10)
Other	7
Balance at end of the year	639
Parent Entity | Litigation and Non-Lending Losses
Reconciliation of changes in other provisions
Balance at beginning of the year	25
Additions	71
Utilisation	(56)
Reversal of unutilised provisions	(3)
Balance at end of the year	37
Parent Entity | Provisions for Impairment on Credit Commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	224
Unwinding of discount	3
Other	(21)
Balance at end of the year	206
Parent Entity | Leasehold Premises
Reconciliation of changes in other provisions
Balance at beginning of the year	26
Additions	4
Utilisation	(6)
Balance at end of the year	24
Parent Entity | Restructuring Provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	5
Additions	29
Utilisation	(5)
Reversal of unutilised provisions	(2)
Balance at end of the year	27
Parent Entity | Compliance, Regulation and Remediation Provisions
Reconciliation of changes in other provisions
Balance at beginning of the year	181
Additions	392
Utilisation	(121)
Reversal of unutilised provisions	(5)
Balance at end of the year	$ 447